FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Schedule of Investments with Continuous Unrealized Losses) (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investment with continuous unrealized losses for less than 12 months, Fair value	$ 53,142
Investment with continuous unrealized losses for less than 12 months, Unrealized losses	(3,075)
Investments with continuous unrealized losses for 12 months or more, Fair value	72,571
Investments with continuous unrealized losses for 12 months or more, Unrealized losses	(4,129)
Total Investments with continuous unrealized losses, Fair value	125,713
Total Investments with continuous unrealized losses, Unrealized losses	(7,204)
Corporate bonds [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investment with continuous unrealized losses for less than 12 months, Fair value	49,843
Investment with continuous unrealized losses for less than 12 months, Unrealized losses	(3,073)
Investments with continuous unrealized losses for 12 months or more, Fair value	67,167
Investments with continuous unrealized losses for 12 months or more, Unrealized losses	(4,044)
Total Investments with continuous unrealized losses, Fair value	117,010
Total Investments with continuous unrealized losses, Unrealized losses	(7,117)
Government bonds [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investment with continuous unrealized losses for less than 12 months, Fair value	3,299
Investment with continuous unrealized losses for less than 12 months, Unrealized losses	(2)
Investments with continuous unrealized losses for 12 months or more, Fair value	5,404
Investments with continuous unrealized losses for 12 months or more, Unrealized losses	(85)
Total Investments with continuous unrealized losses, Fair value	8,703
Total Investments with continuous unrealized losses, Unrealized losses	$ (87)